Covid -19	12 Months Ended
Dec. 31, 2020
Unexpected Events [Abstract]
Covid -19
21.	COVID-19
The automotive industry in China was negatively impacted by the
COVID-19
pandemic, during which automobile production and the number of purchasers declined due to precautionary government-imposed closures of certain travel and business, the government’s order to delay resumption of service and mass production and the related quarantine measures. The containment efforts led by the government also caused delay in the near-term marketing demand of the Company’s automaker and dealer customers. There is great uncertainty as to the future development of the
COVID-19
pandemic and its impact on the automotive industry. Relaxation of restrictions on economic and social life may lead to new cases which may lead to the re-imposition
of restrictions. However, the Company will pay close attention to the development of the
COVID-19
pandemic and continue to evaluate the nature and extent of the impact to the Group’s financial condition.